Putnam Retirement Income Fund Lifestyle 2
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Retirement Income Fund Lifestyle 2		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		0.29%	0.29%	0.29%	0.29%	0.29%	0.29%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses		1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Acquired fund fees and expenses	[1]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total annual fund operating expenses		2.18%	2.93%	2.93%	2.43%	2.43%	1.93%
Expense reimbursement	[2]	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)	(1.18%)
Total annual fund operating expenses after expense reimbursement		1.00%	1.75%	1.75%	1.25%	1.25%	0.75%
[1]	Acquired fund fees and expenses are based on projected net expenses of the underlying funds and assume the fund's typical allocations to the underlying funds described in Investments, risks and performance — Investments and a 4% allocation to Putnam Government Money Market Fund.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2016. This obligation may be modified or discontinued only with approval of the Board of Trustees.